INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventories

Inventories consist of the following:

	March 31, 2020	March 31, 2019
Direct smelting ore and stockpile ore	$1,138	$1,794
Concentrate inventory	4,368	5,201
Total stockpile and concentrate	5,506	6,995
Material and supplies	2,924	3,841
	$8,430	$10,836